February 22, 2018

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-187762 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 6 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 9 under the Investment Company Act of 1940.

This Registration Statement is being filed solely for the purpose of updating The Guardian Investor ProStrategies Variable Annuity (I Share). The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to update certain disclosures throughout The Guardian Investor ProStrategies Variable Annuity (I Share) prospectus document, including a decrease in contract charge, a fee increase for some of the optional death benefit riders, and changes to underlying investment allocations offered.

Although the fee changes are similar to those in Post-Effective No. 4 (“PEA No. 4”) to The Guardian Investor ProFreedom Variable Annuity (B Share) filed February 27, 2017, there are no in-force contracts that would require disclosure of the current fees in addition to the revised fees as required by the Staff in PEA No. 4. Therefore, we include only the revised fees in the Amendment. Please note other disclosure has been revised to reflect Staff comments to PEA No. 4.

Also, the underlying investment allocations that are being removed were closed to new investment on April 30, 2017 and there are no in-force contracts invested in or able to invest in these underlying investment allocations. Finally, updated financial information, consent of the independent registered accounting firm, biographical, tax, performance results and other information, including but not limited to state variation disclosure, presented in the Prospectus and Statement of Additional Information, editorial, stylistic and other non-material changes will be filed by subsequent amendment.

Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/ Patrick D. Ivkovich
Patrick D. Ivkovich

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-8714

Facsimile: 212-919-2691

E-mail: patrick_ivkovich@glic.com